Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Banks - 5.7%
Huntington Bancshares, Inc.	1,245,976	$ 16,478,033
US Bancorp	339,053	14,528,421

		31,006,454

Biotechnology - 4.2%
Gilead Sciences, Inc.	348,029	22,830,702

Capital Markets - 8.8%
CME Group, Inc.	70,499	12,812,488
State Street Corp.	273,668	19,156,760
T. Rowe Price Group, Inc.	102,929	16,106,330

		48,075,578

Chemicals - 4.8%
Air Products & Chemicals, Inc.	50,131	13,372,946
Albemarle Corp.	77,829	12,659,665

		26,032,611

Commercial Services & Supplies - 2.3%
Republic Services, Inc.	137,917	12,484,247

Communications Equipment - 2.8%
Cisco Systems, Inc.	338,731	15,100,628

Containers & Packaging - 2.5%
Packaging Corp. of America	100,802	13,553,837

Diversified Telecommunication Services - 2.9%
Verizon Communications, Inc.	291,618	15,966,085

Electrical Equipment - 5.2%
Eaton Corp. PLC	126,934	14,940,132
Schneider Electric SE, ADR	457,556	13,447,571

		28,387,703

Equity Real Estate Investment Trusts - 3.1%
American Tower Corp.	36,615	8,324,786
Digital Realty Trust, Inc.	58,769	8,459,798

		16,784,584

Food & Staples Retailing - 2.5%
Kroger Co.	396,445	13,677,353

Food Products - 1.8%
Kellogg Co.	168,664	9,941,056

Household Durables - 1.9%
Garmin, Ltd.	91,472	10,506,474

Household Products - 6.6%
Clorox Co.	47,479	9,944,952
Colgate-Palmolive Co.	164,053	12,796,134
Kimberly-Clark Corp.	98,523	13,014,888

		35,755,974

Insurance - 4.4%
Cincinnati Financial Corp.	123,842	10,413,874
Progressive Corp.	157,504	13,732,774

		24,146,648

IT Services - 1.9%
Automatic Data Processing, Inc.	61,135	10,094,611

	Shares	Value
COMMON STOCKS (continued)
Leisure Products - 1.5%
Hasbro, Inc.	86,981	$ 8,160,557

Machinery - 6.0%
Cummins, Inc.	81,810	19,177,900
Xylem, Inc.	137,775	13,307,687

		32,485,587

Metals & Mining - 2.4%
Steel Dynamics, Inc.	384,012	13,160,091

Multiline Retail - 2.8%
Target Corp.	83,438	15,116,462

Pharmaceuticals - 6.3%
AstraZeneca PLC, ADR (A)	274,925	13,911,205
Merck & Co., Inc.	261,610	20,162,283

		34,073,488

Semiconductors & Semiconductor Equipment - 10.4%
Broadcom, Inc.	35,266	15,887,333
QUALCOMM, Inc.	61,474	9,607,157
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	151,909	18,459,982
Texas Instruments, Inc.	77,496	12,840,312

		56,794,784

Software - 3.6%
Microsoft Corp.	84,729	19,653,739

Specialty Retail - 2.0%
Best Buy Co., Inc.	99,881	10,869,050

Water Utilities - 3.0%
Essential Utilities, Inc.	348,441	16,132,818

Total Common Stocks (Cost $536,182,647)		540,791,121

OTHER INVESTMENT COMPANY - 0.0% (B)
Securities Lending Collateral - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (C)	107,123	107,123

Total Other Investment Company (Cost $107,123)		107,123

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.00% (C), dated 01/29/2021, to be repurchased at $3,365,446 on 02/01/2021. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $3,432,817.	$ 3,365,446	3,365,446

Total Repurchase Agreement (Cost $3,365,446)		3,365,446

Total Investments (Cost $539,655,216)		544,263,690
Net Other Assets (Liabilities) - 0.0% (B)		7,321

Net Assets - 100.0%		$ 544,271,011

Transamerica Funds	Page 1

Transamerica Sustainable Equity Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$540,791,121	$—	$—	$540,791,121
Other Investment Company	107,123	—	—	107,123
Repurchase Agreement	—	3,365,446	—	3,365,446

Total Investments	$540,898,244	$3,365,446	$—	$544,263,690

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $13,772,055, collateralized by cash collateral of $107,123 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $13,977,934. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rates disclosed reflect the yields at January 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 2

Transamerica Sustainable Equity Income

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3